Annual Fund Operating Expenses - Retail - Vanguard Core-Plus Bond Fund	Oct. 12, 2021
Investor Shares
Operating Expenses:
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.30%	[1]
Admiral Shares
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.20%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.